Share-based Payment Expense - Share Option Schemes - Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding (Detail)	Dec. 31, 2017 EUR (€) shares yr	Dec. 31, 2017 GBP (£) shares yr	Dec. 31, 2016 EUR (€) shares yr	Dec. 31, 2016 GBP (£) shares yr	Dec. 31, 2015 EUR (€) shares yr	Dec. 31, 2015 GBP (£) shares yr
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted average remaining contractual life for the share options outstanding at 31 December (years) | yr	2.53	2.53	2.46	2.46	3.86	3.86
Euro [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Currency denominated options outstanding at end of year (number)	1,436,115	1,436,115	2,991,831	2,991,831	8,604,776	8,604,776
Pound Sterling [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Currency denominated options outstanding at end of year (number)	5,664	5,664	5,664	5,664	15,914	15,914
Minimum [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Range of exercise prices	€ 16.19	£ 15.30	€ 16.19	£ 15.30	€ 16.19	£ 13.64
Maximum [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Range of exercise prices	€ 21.52	£ 17.19	€ 29.86	£ 17.19	€ 29.86	£ 18.02